COMMON STOCK OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of options activity

	Number of Options	Weighted Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	1,387,775	$5.23	3.0	$—
Granted	—	$—	—	$—
Forfeited	(781,323)	$5.17	—	$—
Outstanding at December 31, 2024	606,452	$5.29	2.0	$514,394
Exercisable at December 31, 2024	442,445	$5.50	1.6	$296,145

Outstanding at December 31, 2024	606,452	$5.29	2.0	$514,394
Granted	—	$—	—	$—
Exercised/Forfeited/Expired	131,084	$5.39	—	$—
Outstanding at March 31, 2025	475,368	$5.27	2.3	$351,353
Exercisable at March 31, 2025	324,246	$5.76	1.9	$100,465

 Warrants

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	44,644	$7.70	0.7	$—
Warrants expired, forfeited, cancelled or exercised	(344,644)	$—	—	$—
Warrants issued	300,000	$3.00	—	$—
Outstanding at December 31, 2024	—	$—	—	$—
Exercisable at December 31, 2024	—	$—	—	$—

Outstanding at December 31, 2024	—	$—	—	$—
Warrants issued	—	$—	—	$—
Warrants expired, forfeited, cancelled or exercised	—	$—	—	$—
Outstanding at March 31, 2025	—	$—	—	$—
Exercisable at March 31, 2025	—	$—	—	$—

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	926,266	$5.74	3.3	$—
Granted	463,117	$4.22	4.35	—
Forfeited	(1,608)	$14.00	—	—
Outstanding at December 31, 2023	1,387,775	$5.23	3.0	—
Exercisable at December 31, 2023	581,324	$5.38	1.8	$—

Outstanding at December 31, 2023	1,387,775	$5.23	3.0	$—
Granted	—	$—	—	—
Forfeited	(781,323)	$5.17	—	—
Outstanding at December 31, 2024	606,452	$5.29	2.0	$514,394
Exercisable at December 31, 2024	442,445	$5.50	1.6	$296,145

Schedule of weighted- average assumptions

	For the Years Ended December 31,
	2024	2023
Risk free interest rate	—	3.73%
Expected term in years	—	3.50
Dividend yield	—	—
Volatility of common stock	—	54% – 118%
Weighted average grant date fair value per option	$—	$1.57

Schedule of warrants outstanding

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	44,644	$7.70	0.7	$—
Warrants expired, forfeited, cancelled or exercised	(344,644)	$—	—	$—
Warrants issued	300,000	$3.00	—	$—
Outstanding at December 31, 2024	—	$—	—	$—
Exercisable at December 31, 2024	—	$—	—	$—

Outstanding at December 31, 2024	—	$—	—	$—
Warrants issued	—	$—	—	$—
Warrants expired, forfeited, cancelled or exercised	—	$—	—	$—
Outstanding at March 31, 2025	—	$—	—	$—
Exercisable at March 31, 2025	—	$—	—	$—

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	80,091	$8.63	0.8	—
Warrants expired, forfeited, cancelled or exercised	(102,947)	$—	—	—
Warrants issued	—	$—	—	—
Outstanding at December 31, 2023	44,644	$7.70	0.7	—
Exercisable at December 31, 2023	44,644	$7.70	0.7	—

Outstanding at December 31, 2023	44,644	$7.70	0.7	—
Warrants expired, forfeited, cancelled or exercised	(344,644)	$—	—	—
Warrants issued	300,000	$3.00	4.47	—
Outstanding at December 31, 2024	—	$—	—	—
Exercisable at December 31, 2024	—	$—	—	—